Leases (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Leases [Line Items]
Equipment leasing income	$ 182,164,539	$ 23,434,647	$ 163,690,966	$ 136,447,442
Equipment for leasing	14,510,730		13,156,650
Accumulated depreciation assets	6,750,528		5,424,149
Depreciation expense	$ 1,681,965		1,750,739	1,917,894
Equipment Leasing [Member]
Leases [Line Items]
Equipment leasing income			$ 6,176,271	$ 8,716,360	$ 5,690,002
Land [Member]
Leases [Line Items]
Operating lease remaining terms	55 years
Minimum [Member]
Leases [Line Items]
Operating lease remaining terms	1 month
Maximum [Member]
Leases [Line Items]
Operating lease remaining terms	35 months
Hong Kong [Member] | Minimum [Member]
Leases [Line Items]
Operating lease remaining terms	1 year
Hong Kong [Member] | Maximum [Member]
Leases [Line Items]
Operating lease remaining terms	4 years